Stockholders' Equity - Additional Information (Detail)				1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 04, 2026 USD ($) $ / shares shares	Apr. 27, 2026 $ / shares shares	Apr. 17, 2026 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2026 USD ($) yr $ / shares shares	Jun. 30, 2026 shares	Sep. 30, 2025 shares	Jun. 30, 2025 shares	Sep. 30, 2026 USD ($) yr $ / shares shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026 shares	Mar. 31, 2025 shares	Dec. 31, 2023 shares
Class of Stock [Line Items]
Number of Common Shares Authorized to Issue					300,000,000				300,000,000		300,000,000
Preferred Stock, Shares Authorized					10,000,000				10,000,000		10,000,000
par value of common stock | $ / shares					$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001				$ 0.0001		$ 0.0001
Common Stock, Shares, Issued	112,790				8,026,384				8,026,384		3,632,165	3,627,242
Common Stock, Shares, Outstanding					8,026,384				8,026,384		3,632,165	3,627,242
Proceeds from Stock Options Exercised | $									$ 24,000	$ 10,000	$ 10,218
Stock Issued During Period, Shares, New Issues			21.88						1,032,550
Treasury Stock, Value, Acquired, Cost Method | $	$ 1,100,000
Treasury Stock, Value | $					$ 0				$ 0		$ 0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	505,098
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					101,619				101,619
Adjustments to Additional Paid in Capital, Warrant Issued | $	$ 1,462,000
Grant Date Fair Value Per Warrant Share | $ / shares	$ 14.39
Preferred Stock, Shares Issued					0				0		0
Preferred Stock, Shares Outstanding					0				0		0
Common Stock, Voting Rights									Holders of Common Stock are entitled to one vote per share
Dividends | $									$ 0
Payments of Stock Issuance Costs | $									3,784,000	$ 0
Proceeds from Issuance of Convertible Preferred Stock | $											$ 38,200,000	$ 4,986,059
Share Price | $ / shares			$ 0.0002
Temporary Equity, Carrying Amount, Attributable to Parent | $					$ 0				$ 0		$ 38,173,000
Preferred Stock, Convertible, Conversion Ratio	1
Stock issued during period, Shares, conversion of convertible securities	2,488,103				2,488,103
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period									11,679
Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input					27.5				27.5
Measurement Input, Exercise Price [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input					33				33
Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr					7				7
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input					0.0465				0.0465
Measurement Input, Expected Dividend Payment [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Measurement Input					0				0
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	101,619
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 33
Unite's Stockholders Member
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	1,000,000				1,000,000				1,000,000
WUV 1 Limited Partnership [Member]
Class of Stock [Line Items]
Stockholder Ownership Percentage	5.00%
Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued					0				0		0
Preferred Stock, Shares Issued											3,876,721
Preferred Stock, Shares Outstanding	3,876,721
Temporary Equity, Shares Outstanding	3,876,721				3,876,721				3,876,721
Share Price | $ / shares	$ 9.7557
Temporary Equity, Carrying Amount, Attributable to Parent | $					$ 0				$ 0		$ 37,673,000
Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued					0				0		0
Preferred Stock, Shares Issued											64,065
Preferred Stock, Shares Outstanding	64,065
Temporary Equity, Shares Outstanding	64,065				64,065				64,065		64,065
Share Price | $ / shares	$ 7.80456
Temporary Equity, Carrying Amount, Attributable to Parent | $					$ 0				$ 0		$ 500,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding					0				0
Payments of Stock Issuance Costs | $											$ 100,000
Temporary Equity, Carrying Amount, Attributable to Parent | $	$ 38,200,000
Conversion of Stock, Shares Converted	3,940,786
Common Stock [Member]
Class of Stock [Line Items]
Number of Common Shares Authorized to Issue											7,576,476
Stock Repurchased During Period, Shares	505,098
Treasury Stock, Value, Acquired, Cost Method | $	$ 1,100,000
Preferred Stock, Shares Outstanding					0				0
Share Price | $ / shares	$ 2.09
Stock issued during period, Shares, conversion of convertible securities	2,488,103
Pre Merger Shares [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	800,000	218,750
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period									18,500
Restricted Stock [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares		138,113
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights	The shares vest over three years from the vesting start date, with no shares vesting before the second anniversary of the vesting start date and one-twelfth of the shares vesting on each monthly anniversary thereafter until fully vested on the third anniversary
Share Price | $ / shares		$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
par value of common stock | $ / shares											$ 0.0001
Common Stock, Shares, Outstanding					8,026,384	3,500,365	3,632,165	3,629,956	8,026,384	3,632,165	3,632,165	3,627,242	3,632,165	3,627,242	3,810,340
Stock Repurchased During Period, Shares					505,098	138,113			643,211
Stock issued during period, Shares, conversion of convertible securities					2,488,103				2,488,103
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period					5,366	6,313	2,209	2,714	11,679	4,923	4,923	6,314
Preferred Stock [Member] | Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction | $				$ 5,000,000
Sale of Stock, Number of Shares Issued in Transaction				512,520
Preferred Stock Issue Price Per Share | $ / shares				$ 9.7557
Temporary Equity, Shares Issued											3,876,721	3,876,721
Temporary Equity, Shares Outstanding											3,876,721	3,876,721
Payments of Stock Issuance Costs | $												$ 13,936
Preferred Stock [Member] | Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Issue Price Per Share | $ / shares											$ 7.80456
Temporary Equity, Shares Issued											64,065	64,065
Temporary Equity, Shares Outstanding											64,065	64,065
Preferred Stock [Member] | Series Seed 1 And 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock | $											$ 50,000,000